INCOME TAXES - Reconciliation of income tax expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INCOME TAXES
Domestic statutory tax rate (in percent)	26.70%	26.80%	26.90%
Income taxes at domestic statutory tax rate	$ 217,230	$ 288,074	$ 195,698
(Reduction) increase resulting from:
Effect of non-deductible charges and non-taxable income	(2,801)	(50,269)	(19)
Change in benefit arising from the recognition of current and prior year tax losses		(2,671)	(491)
Change in deferred tax balances due to a change in substantively enacted tax rates			(6,376)
Effect of tax consolidation transactions with the parent corporation and affiliated corporations	(49,908)	(96,732)	(55,020)
Other	1,004	718	161
Income taxes	$ 165,525	$ 139,120	$ 133,953